Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Net income	$ 284,288	$ 73,673	$ 56,556
Other comprehensive income (loss), before tax:
Change in derivative instruments designated as cash flow hedges	10,986	(12,307)	(110)
Reclassification of realized loss (gain) on derivative instruments designated as cash flow hedges	8,771	2,806	(7)
Foreign currency translation adjustments	(79)	177	42
Comprehensive income, before tax	303,966	64,349	56,481
Income tax (expense) benefit related to items of other comprehensive income	(184)	91
Comprehensive income, after tax	303,782	64,440	56,481
Less: Dividends on preferred shares	10,829
Less: Comprehensive income (loss) attributable to the noncontrolling interest		851	(168)
Comprehensive income attributable to common shareholders	$ 292,953	$ 63,589	$ 56,649